CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands		Ordinary shares	Preferred Shares A	Preferred Shares B	Preferred Shares C	Share capital	Share premium	Accumulated deficit	Capital reserves	Total
Balance at the beginning at Dec. 31, 2019						$ 4	$ 44,151	$ (49,206)	$ (115)	$ (5,166)
Balance at the beginning (in shares) at Dec. 31, 2019	[1]	18,003,769	7,638,647	4,999,651	895,710
Exercise of options							14			14
Exercise of options (in shares)	[1]	589,535
Issuance shares							750			750
Issuance shares (in shares)	[1]	128,706
Share based payments							76			76
Issuance of Warrant							999			999
Comprehensive loss for the year								(17,563)	(790)	(18,353)
Balance at the end at Dec. 31, 2020						4	45,990	(66,769)	(905)	(21,680)
Balance at the end (in shares) at Dec. 31, 2020	[1]	18,722,010	7,638,647	4,999,651	895,710
Exercise of options							64			64
Exercise of options (in shares)	[1]	61,158
Share based payments							149			149
Comprehensive loss for the year								(17,050)	1,131	(15,919)
Balance at the end at Dec. 31, 2021						4	46,203	(83,819)	226	(37,386)
Balance at the end (in shares) at Dec. 31, 2021	[1]	18,783,168	7,638,647	4,999,651	895,710
Exercise of options							101			100
Exercise of options (in shares)		236,446
Shares issued to Financial Institutions							1,978			1,978
Shares issued to Financial Institutions (in shares)		846,432
Warrant exercised							5,399			5,399
Warrant exercised ( in shares)				57,660	860,802
Share based payments							570			570
Issuance of shares following SPAC transaction						$ (4)	339,858			339,854
Issuance of shares following SPAC transaction (in shares )		56,647,836	(7,638,647)	(5,057,311)	(1,756,512)
SPAC Exercise of warrants							2,381			2,381
SPAC Exercise of warrants (in shares)		2,553,692
Issuing shares as part of FPA							49,998			49,998
Issuing shares as part of FPA (in shares)		1,605,100
Comprehensive loss for the year								(397,789)	3,272	(394,517)
Balance at the end at Dec. 31, 2022							$ 446,488	$ (481,608)	$ 3,498	$ (31,622)
Balance at the end (in shares) at Dec. 31, 2022		80,672,674

[1]	Opening balances were reclassified after stock split following SPAC transaction.